CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 36,578	$ 64,496	$ 9,343
Accounts receivable	753	374	503
Deposits, prepayments and other receivables	19,735	19,953	11,471
Total current assets	57,066	84,823	21,317
Non-current asset:
Right-of-use asset	31,368	0
TOTAL ASSETS	88,434	84,823	21,317
Current liabilities:
Accounts payable	502	0
Accrued liabilities and other payables	16,849	12,290	682
Amount due to a related company		0	22,840
Amount due to directors	277,007	199,949	83,377
Convertible promissory note	21,164	33,444	0
Lease liabilities	25,400	0
Total current liabilities	340,922	245,683	106,899
Non-current liability
Lease liabilities	6,427	0
TOTAL LIABILITIES	347,349	245,683	106,899
Commitments and contingencies	0	0	0
SHAREHOLDERS' DEFICIT
Preferred stock, Class A, $0.001 par value; 175,000,000 shares authorized; 1 and 0 share issued and outstanding as at September 30, 2021 and December 31, 2020	0	0	0
Common stock, $0.0001 par value; 500,000,000 shares authorized; 171,913,500 and 340,268,500 shares issued and outstanding as at September 30, 2021 and December 31, 2020	171,914	340,269	10,000
Additional paid in capital	4,278,506	4,054,600	0
Accumulated other comprehensive losses	7,360	(884)	(553)
Accumulated losses	(4,716,695)	(4,554,845)	(95,029)
Shareholders' deficit	(258,915)	(160,860)	(85,582)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 88,434	$ 84,823	$ 21,317